Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of the component parts of earnings per share [Abstract]
Net income	$ 57,840	$ 61,445	$ 43,145
Weighted average common shares (in shares)	96,849	96,505	96,111
Effect of dilutive common stock options (in shares)	78	141	111
Weighted average common shares including potential dilutive shares (in shares)	96,927	96,646	96,222
Basic EPS (in dollars per share)	$ 0.597	$ 0.637	$ 0.449
Diluted EPS (in dollars per share)	$ 0.597	$ 0.636	$ 0.448
Stock Options [Member]
Antidilutive Securities [Abstract]
Antidilutive stock options excluded from diluted earnings per share (in shares)	0	319,000